Investments in Affiliates - Balances of Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Investments in Affiliates
Funds that the Group serves as general partner	¥ 1,268,488	$ 173,782	¥ 1,412,766
Total investment in affiliates	1,373,156	188,122	1,526,544
Kunshan Jingzhao Equity Investment Management Co., Ltd [Member]
Investments in Affiliates
Equity investments	8,284	1,135	8,690
Wanjia Win-Win Assets Management Co., Ltd.
Investments in Affiliates
Equity investments	86,896	11,905	89,249
Others
Investments in Affiliates
Equity investments	9,488	1,300	15,839
Gopher/Olive Transform Private Fund
Investments in Affiliates
Funds that the Group serves as general partner	81,390	11,150	102,100
Real Estate Funds
Investments in Affiliates
Funds that the Group serves as general partner	84,221	11,538	105,531
Private Equity Funds Products
Investments in Affiliates
Funds that the Group serves as general partner	1,066,320	146,085	1,201,703
Others Investment
Investments in Affiliates
Funds that the Group serves as general partner	¥ 36,557	$ 5,009	¥ 3,432